Shareholder Report, Average Annual Return (Details)	1 Months Ended	12 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000265319
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Baron Financials ETF (at NAV)
C000265316
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Baron First Principles ETF (at NAV)
C000265317
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Baron Global Durable Advantage ETF (at NAV)
C000265318
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Baron SMID Cap ETF (at NAV)
C000265320
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Baron Technology ETF (at NAV)
Without Sales Load [Member] | C000265319
Average Annual Return [Line Items]
Average Annual Return, Percent		0.91%		4.01%	10.21%
Without Sales Load [Member] | C000265316
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.73%)
Without Sales Load [Member] | C000265317
Average Annual Return [Line Items]
Average Annual Return, Percent	1.18%
Without Sales Load [Member] | C000265318
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.87%)
Without Sales Load [Member] | C000265320
Average Annual Return [Line Items]
Average Annual Return, Percent		17.34%	12.08%
Baron Index: MSCI USA Financials Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI USA Financials Index
Average Annual Return, Percent		15.23%		15.17%	11.97%
Baron Index: Russell 3000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Growth Index
Average Annual Return, Percent	0.38%
Baron Index: MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index
Average Annual Return, Percent	0.62%
Baron Index: Russell 2500 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500 Growth Index
Average Annual Return, Percent	(2.30%)
Baron Index: MSCI ACWI Information Technology Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Information Technology Index
Average Annual Return, Percent		26.37%	14.69%
Baron Index: FactSet Global FinTech Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FactSet Global FinTech Index
Average Annual Return, Percent		(4.16%)		(2.90%)	2.55%
Baron Index: MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index
Average Annual Return, Percent		22.34%		11.19%	12.02%
Baron Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.88%		14.42%	15.07%
Baron Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	0.06%
Baron Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	0.06%
Baron Index: MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index
Average Annual Return, Percent		22.34%	9.43%
Baron Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.88%	11.10%